Restructuring	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring

4.	Restructuring
During fourth quarter 2012, the Company initiated a strategic restructuring initiative to better position the business of its Truck Rental segment, in which it closed certain rental locations and decreased the size of the rental fleet, with the intent to increase fleet utilization and reduce costs. During the year ended December 31, 2013, the Company recorded restructuring expense of $21 million related to this initiative and expects no further restructuring expenses to be incurred in 2014.
In 2011, subsequent to the acquisition of Avis Europe, the Company initiated restructuring initiatives, identifying synergies across the Company, enhancing organizational efficiencies and consolidating and rationalizing processes. During the years ended December 31, 2013, 2012 and 2011, as part of this process, the Company formally communicated the termination of employment to approximately 580, 550 and 50 employees, respectively. During 2013, 2012 and 2011, the Company recorded restructuring expenses in connection with these initiatives of $40 million, $37 million and $3 million, respectively, the majority of which have been or are expected to be settled in cash. These expenses primarily represent costs associated with severance, outplacement services and other costs associated with employee terminations. As of December 31, 2013, the Company has terminated approximately 440 of the employees affected in 2013 and anticipates that it will incur an additional $20 million of restructuring expenses related to these initiatives in 2014.
The following tables summarize the change to our restructuring-related liabilities and identify the amounts recorded within the Company’s reporting segments for restructuring charges and corresponding payments and utilizations:

	Personnel Related	Facility Related	Other (a)	Total
Balance as of January 1, 2011	$—	$6	$—	$6
Restructuring expense	5	—	—	5
Acquired restructuring obligation	—	1	—	1
Cash payment/utilization	(4)	(6)	—	(10)
Balance as of December 31, 2011	1	1	—	2
Restructuring expense	37	—	1	38
Cash payment/utilization	(26)	—	(1)	(27)
Balance as of December 31, 2012	12	1	—	13
Restructuring expense	34	6	21	61
Cash payment/utilization	(29)	(2)	(21)	(52)
Balance as of December 31, 2013	$17	$5	$—	$22
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(a)	Includes expenses related to the disposition of vehicles.

	North America	International	Truck Rental	Total
Balance as of January 1, 2011	$6	$—	$—	$6
Restructuring expense	2	3	—	5
Acquired restructuring obligation	—	1	—	1
Cash payment/utilization	(7)	(3)	—	(10)
Balance as of December 31, 2011	1	1	—	2
Restructuring expense	1	36	1	38
Cash payment/utilization	(1)	(25)	(1)	(27)
Balance as of December 31, 2012	1	12	—	13
Restructuring expense	7	33	21	61
Cash payment/utilization	(7)	(24)	(21)	(52)
Balance as of December 31, 2013	$1	$21	$—	$22